Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

Analysis by reportable segment of revenues and operating results of continuing operations was as follows:

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2016
Revenues
From external customers	$72,784	$110,801	$28,100	$14,434	$3,872	$229,991
Intersegment revenues	22,669	2,530	4,734	2,680	4,122	36,735
Segment revenues	$95,453	$113,331	$32,834	$17,114	$7,994	266,726
Intersegment elimination						(36,735)
Consolidated revenues						$229,991
Segment income before income tax	$25,658	$13,926	$10,729	$1,098	$(1,998)	$49,413

Year ended December 31, 2017
Revenues
From external customers	$71,137	$109,376	$28,917	$13,552	$4,532	$227,514
Intersegment revenues	22,515	2,031	4,209	2,375	4,600	35,730
Segment revenues	$93,652	$111,407	$33,126	$15,927	$9,132	263,244
Intersegment elimination						(35,730)
Consolidated revenues						$227,514
Segment income before income tax	$24,888	$12,433	$11,118	$1,029	$(1,459)	$48,009

Year ended December 31, 2018
Revenues
From external customers	$66,753	$100,937	$29,813	$13,435	$4,545	$215,483
Intersegment revenues	17,125	1,702	4,038	2,234	5,008	30,107
Segment revenues	$83,878	$102,639	$33,851	$15,669	$9,553	245,590
Intersegment elimination						(30,107)
Consolidated revenues						$215,483
Segment income before income tax	$18,243	$15,328	$11,944	$1,024	$(1,553)	$44,986

Other Segment Information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2016

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$515	$515
Interest income	$15	$11	$7	$6	$150	$189
Interest expenses	$—	$2	$—	$—	$18	$20
Operating costs and expenses	$64,230	$79,593	$13,160	$14,313	$10,094	$181,390
Depreciation and amortization	$16,414	$10,620	$3,626	$1,451	$374	$32,485
Capital expenditure	$9,846	$8,981	$2,718	$1,136	$836	$23,517
Impairment loss on property, plant and equipment	$—	$596	$—	$—	$—	$596
Reversal of impairment loss on investment properties	$148	$—	$—	$—	$—	$148

For the year ended December 31, 2017

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$419	$419
Interest income	$21	$15	$9	$15	$145	$205
Interest expenses	$—	$6	$—	$—	$16	$22
Operating costs and expenses	$62,795	$80,275	$13,288	$13,385	$10,963	$180,706
Depreciation and amortization	$15,614	$11,001	$3,385	$1,477	$453	$31,930
Capital expenditure	$11,647	$9,742	$2,779	$1,580	$1,127	$26,875
Reversal of impairment loss on investment properties	$11	$—	$—	$—	$—	$11

For the year ended December 31, 2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$509	$509
Interest income	$18	$12	$19	$28	$120	$197
Interest expenses	$—	$—	$—	$—	$18	$18
Operating costs and expenses	$59,430	$73,901	$13,766	$13,279	$11,573	$171,949
Depreciation and amortization	$15,027	$13,788	$3,121	$1,425	$448	$33,809
Capital expenditure	$12,693	$10,664	$2,729	$1,348	$1,116	$28,550
Reversal of impairment loss on investment properties	$19	$—	$—	$—	$—	$19

Main Products and Service Revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Mobile services revenue	$78,788	$75,823	$63,906
Sales of product	35,377	37,649	41,289
Local telephone and domestic long distance telephone services revenue	34,531	32,247	29,996
Broadband access and domestic leased line services revenue	23,315	22,950	22,453
Data communications internet services revenue	20,906	21,143	21,137
International network and leased telephone services revenue	10,634	9,328	8,724
Others	26,440	28,374	27,978
	$229,991	$227,514	$215,483

Geographic Information	The geographic information for revenues was as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$218,933	$217,568	$205,696
Overseas	11,058	9,946	9,787
	$229,991	$227,514	$215,483